UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 97.23%			Telecommunications - 14.95%
			AT&T Inc.	121,000	$ 5,028,760
Aerospace/Defense - 4.43%			Motorola, Inc.	263,000	4,218,520
The Boeing Corporation	50,000	$ 4,373,000	Verizon Communications, Inc.	126,500	5,526,785
					14,774,065
Chemicals - 4.24%			Transportation - 3.93%
E.I. du Pont de Nemours and			FedEx Corp.	43,500	3,878,895
Company	95,000	4,188,550
			Total Common Stocks (Cost $99,703,256)		96,060,336
Computers - 5.62%
Hewlett-Packard Company	110,000	5,552,800	INVESTMENT COMPANY - 3.41%
			Evergreen Institutional Money Market Fund, 4.90%
Diversified Financial Services - 13.91%			(Cost $3,370,213)	3,370,213	3,370,213
Citigroup Inc.	153,870	4,529,933
JPMorgan Chase & Co.	102,866	4,490,101	Total Investments
The Goldman Sachs Group,			(Cost $103,073,469) - 100.64%		$99,430,549
Inc.	22,000	4,731,100	Liabilities in Excess of Other Assets - (0.64%)		(629,413)
		13,751,134
Financial Services - 4.35%			Net Assets - 100.00%		$98,801,136
Allied Capital Corporation	199,798	4,295,657
			*	Non-income producing investment.
Food - 4.34%
Whole Foods Market, Inc.	105,000	4,284,000	Summary of Investments by Industry
				% of Net Assets	Market
Healthcare - Services - 5.78%			Industry		Value
Aetna Inc.	99,000	5,715,270	Aerospace/Defense	4.43%	$ 4,373,000
			Chemicals	4.24%	4,188,550
Home Builders - 5.89%			Computers	5.62%	5,552,800
D.R. Horton, Inc.	442,000	5,821,140	Diversified Financial Services	13.91%	13,751,134
			Financial Services	4.35%	4,295,657
Internet - 6.16%			Food	4.34%	4,284,000
* Akamai Technologies, Inc.	176,000	6,089,600	Healthcare - Services	5.78%	5,715,270
			Home Builders	5.89%	5,821,140
Miscellaneous Manufacturing - 5.05%			Internet	6.16%	6,089,600
General Electric Company	134,500	4,985,915	Investment Company	3.41%	3,370,213
			Miscellaneous Manufacturing	5.05%	4,985,915
Oil & Gas - 5.69%			Oil & Gas	5.69%	5,621,400
Exxon Mobil Corporation	60,000	5,621,400	Real Estate Investment Trust	3.92%	3,868,080
			Retail	4.20%	4,148,760
Real Estate Investment Trust - 3.92%			Semiconductors	4.77%	4,712,070
Host Hotels & Resorts, Inc.	227,000	3,868,080	Telecommunications	14.95%	14,774,065
			Transportation	3.93%	3,878,895
Retail - 4.20%			Total	100.64%	$99,430,549
The Home Depot, Inc.	154,000	4,148,760

Semiconductors - 4.77%
* Lam Research Corporation	109,000	4,712,070	(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Aggregate cost for federal income tax purposes is $103,451,983. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 9,818,278
Aggregate gross unrealized depreciation	(13,461,198)

Net unrealized appreciation	$ (3,642,920)

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 98.81%			Hand/Machine Tools - 1.70%
			Black & Decker Corporation	6,000	$ 417,900
Aerospace/Defense - 2.13%
The Boeing Company	6,000	$ 524,760	Healthcare - Products - 2.17%
			Johnson & Johnson	8,000	533,600
Apparel - 2.35%
Nike, Inc.	9,000	578,160	Healthcare - Services - 2.33%
			Aetna Inc.	9,909	572,046
Biotechnology - 2.12%
* Amgen Inc.	11,200	520,128	Home Builders - 2.37%
			D.R. Horton, Inc.	44,200	582,114
Chemicals - 2.33%
E.I. du Pont de Nemours			Household Products/Wares - 2.12%
and Company	13,000	573,170	The Clorox Company	8,000	521,360

Computers - 4.81%			Internet - 4.40%
Hewlett-Packard Company	10,600	535,088	* Akamai Technologies, Inc.	16,000	553,600
International Business Machines			* Yahoo! Inc.	22,700	528,002
Corporation	6,000	648,600			1,081,602
		1,183,688	Media - 4.11%
Cosmetics/Personal Care - 2.39%			Time Warner Inc.	30,000	495,300
The Procter & Gamble			The Walt Disney Company	16,000	516,480
Company	8,000	587,360			1,011,780
			Miscellaneous Manufacturing - 4.66%
Diversified Financial Services - 8.78%			3M Co.	7,000	590,240
Citigroup Inc.	16,100	473,984	General Electric Company	15,000	556,050
JPMorgan Chase & Co.	11,300	493,245			1,146,290
Lehman Brothers Holdings Inc.	8,377	548,191	Oil & Gas - 2.36%
The Goldman Sachs Group, Inc.	3,000	645,150	Exxon Mobil Corporation	6,200	580,878
		2,160,570
Electric - 2.36%			Pharmaceuticals - 4.48%
Southern Company	15,000	581,250	Merck & Co., Inc.	11,000	639,210
			Pfizer Inc.	20,400	463,692
Financial Services - 1.75%					1,102,902
Allied Capital Corporation	20,000	430,000	Real Estate Investment Trust - 2.11%
			Host Hotels & Resorts Inc.	30,400	518,016
Food - 10.88%
Campbell Soup Company	14,000	500,220	Retail - 10.07%
H.J. Heinz Company	12,000	560,160	Brinker International, Inc.	26,100	510,516
Kellogg Company	11,000	576,730	McDonald's Corporation	9,282	546,803
McCormick & Company,			Target Corporation	9,000	450,000
Incorporated	13,000	492,830	The Home Depot, Inc.	18,300	493,002
Whole Foods Market, Inc.	13,400	546,720	Wal-Mart Stores, Inc.	10,000	475,300
		2,676,660			2,475,621

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007
	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)			Summary of Investments by Industry
				% of Net Assets	Market
Semiconductors - 4.75%			Industry		Value
Intel Corporation	25,000	$ 666,500	Aerospace/Defense	2.13%	$ 524,760
* Lam Research Corporation	11,600	501,468	Apparel	2.35%	578,160
		1,167,968	Biotechnology	2.12%	520,128
Software - 2.75%			Chemicals	2.33%	573,170
* Oracle Corporation	30,000	677,400	Computers	4.81%	1,183,688
			Cosmetics/Personal Care	2.39%	587,360
Telecommunications - 6.72%			Diversified Financial Services	8.78%	2,160,570
AT&T Inc.	13,400	556,904	Electric	2.36%	581,250
Motorola, Inc.	27,500	441,100	Financial Services	1.75%	430,000
Verizon Communications Inc.	15,000	655,350	Food	10.88%	2,676,660
		1,653,354	Hand/Machine Tools	1.70%	417,900
Transportation - 1.81%			Healthcare - Products	2.17%	533,600
FedEx Corp.	5,000	445,850	Healthcare - Services	2.33%	572,046
			Home Builders	2.37%	582,114
Total Common Stocks (Cost $21,323,566)		24,304,427	Household Products/Wares	2.12%	521,360
			Internet	4.40%	1,081,602
INVESTMENT COMPANY - 1.03%			Investment Company	1.03%	252,859
Evergreen Institutional Money Market Fund, 4.90%			Media	4.11%	1,011,780
(Cost $252,859)	252,859	252,859	Miscellaneous Manufacturing	4.66%	1,146,290
			Oil & Gas	2.36%	580,878
Total Investments (Cost $21,576,425) - 99.84%		$ 24,557,286	Pharmaceuticals	4.48%	1,102,902
Other Assets Less Liabilities - 0.16%		38,657	Real Estate Investment Trust	2.11%	518,016
			Retail	10.07%	2,475,621
Net Assets - 100.00%		$ 24,595,943	Semiconductors	4.75%	1,167,968
			Software	2.75%	677,400
*	Non-income producing investment.		Telecommunications	6.72%	1,653,354
			Transportation	1.81%	445,850
			Total	99.84%	$ 24,557,286

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 4,660,340
Aggregate gross unrealized depreciation		(1,679,479)

Net unrealized appreciation		$ 2,980,861

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)
/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Mark A. Hillman

Mark A. Hillman, Trustee, President, and Principal Executive Officer

Hillman Capital Management Investment Trust

Date: February 21, 2008

By: (Signature and Title)
/s/ John D. Marriott, Jr.

John D. Marriott, Jr., Treasurer and Principal

Financial Officer

Hillman Capital Management Investment Trust

Date: February 22, 2008